LMCG GLOBAL MARKET NEUTRAL FUND (the "Fund")

Supplement dated September 18, 2018 to the Prospectus dated August 1, 2018

On September 14, 2018, the Board of Trustees ("Board") of Forum Funds (the "Trust") approved a Plan of Liquidation and Dissolution (the "Plan") pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund's investment adviser (the "Adviser") has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the Fund and the Board concluded that it is in the best interest of the Fund's shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund on September 18, 2018. Thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective after September 18, 2018. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on or about October 31, 2018 (the "Liquidation Date"). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder's proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund's liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.

LMCG GLOBAL MARKET NEUTRAL FUND (the "Fund")

Supplement dated September 18, 2018 to the Statement of Additional Information ("SAI") dated August 1, 2018

On September 14, 2018, the Board of Trustees ("Board") of Forum Funds (the "Trust") approved a Plan of Liquidation and Dissolution (the "Plan") pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund's investment adviser (the "Adviser") has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the Fund and the Board concluded that it is in the best interest of the Fund's shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund on September 18, 2018. Thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets as soon as reasonably practicable. As a result, the Fund will not be pursuing its investment objective after September 18, 2018. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on or about October 31, 2018 (the "Liquidation Date"). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder's proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

If you own Fund shares in a tax deferred account, such as an individual retirement account, 401(k) or 403(b) account, you should consult your tax adviser to discuss the Fund's liquidation and determine its tax consequences.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.